Related Party Transactions - Narrative (Details)								1 Months Ended	12 Months Ended
		Apr. 29, 2024	Apr. 30, 2022 USD ($)	Apr. 29, 2022 USD ($)	Apr. 12, 2022 executive	Mar. 27, 2022 executive	Apr. 29, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2018
Related Party Transaction [Line Items]
Cost of sales	[1]								$ 2,866,648,000	$ 2,345,858,000	$ 2,307,172,000
Research and development expense	[2]								341,289,000	249,387,000	215,660,000
Related party revenue	[3]								5,528,639,000	4,253,710,000	3,717,366,000
Proceeds from transfer of interest in joint venture											0
Number of executives | executive					3	1
JS Global Subsidiary
Related Party Transaction [Line Items]
Joint venture interest												49.00%
JS Global Subsidiary | JS Global
Related Party Transaction [Line Items]
Joint venture interest												51.00%
Related Party
Related Party Transaction [Line Items]
Cost of sales									231,491,000	1,037,844,000	1,413,098,000
Research and development expense									875,000	3,004,000	3,561,000
Related party revenue									9,460,000	3,133,000	1,451,000
Related Party | JS Global
Related Party Transaction [Line Items]
Research and development expense									2,900,000	3,400,000	3,600,000
Related Party | Transactions with JS Global
Related Party Transaction [Line Items]
Related party payments									0	18,000,000.0	31,700,000
Related Party | Sourcing Services Agreement
Related Party Transaction [Line Items]
Cost of sales									$ 38,800,000	40,300,000
Related Party | Sourcing Services Agreement | July 28, 2023 To June 30, 2024
Related Party Transaction [Line Items]
Fee percentage									4.00%
Related Party | Sourcing Services Agreement | July 1, 2024 Until December 21, 2024
Related Party Transaction [Line Items]
Fee percentage									2.00%
Related Party | Sourcing Services Agreement | January 1, 2025 Until End Of Term
Related Party Transaction [Line Items]
Fee percentage									1.00%
Related Party | Brand License Agreement
Related Party Transaction [Line Items]
Related party payments									$ 9,500,000	1,900,000
Related party term									20 years
Royalty percentage									3.00%
Related Party | Transition Services Agreement
Related Party Transaction [Line Items]
Related party payments									$ 3,000,000.0	$ 1,300,000
Related party term									24 months
Related party extension term									3 months
Related Party | Cash Bonus to CEO
Related Party Transaction [Line Items]
Related party payments								$ 24,000,000.0
Related party term								18 months
Related Party | Cash Bonus to CCO
Related Party Transaction [Line Items]
Related party payments								$ 8,200,000
Related party term										12 months
Related Party | Promissory Notes, 2021 Employee Notes
Related Party Transaction [Line Items]
Related party term					3 years	3 years
Promissory note							$ 17,600,000	0	$ 0	$ 0
Related party transaction, interest rate		0.10%			1.30%		0.10%
Forgiveness of notes receivable			$ 4,400,000	$ 800,000
Related Party | Promissory Notes, 2022 Employee Notes
Related Party Transaction [Line Items]
Promissory note								$ 0	0	0	$ 6,000,000.0
Related party transaction, interest rate											1.90%
Product | Related Party | JS Global
Related Party Transaction [Line Items]
Related party revenue									2,000,000.0	400,000
Product | Related Party | JS Global Subsidiary
Related Party Transaction [Line Items]
Cost of sales									0	0	$ 1,500,000
Product | Related Party | Transactions with JS Global
Related Party Transaction [Line Items]
Cost of sales									$ 192,700,000	$ 1,015,600,000	$ 1,444,800,000

[1]	Including amounts associated with related parties of $231,491, $1,037,844 and $1,413,098 for the years ended December 31, 2024, 2023 and 2022, respectively.
[2]	Including amounts associated with related parties of $875, $3,004 and $3,561 for the years ended December 31, 2024, 2023 and 2022, respectively.
[3]	Including amounts associated with related parties of $9,460, $3,133 and $1,451 for the years ended December 31, 2024, 2023 and 2022, respectively.